SIGNIFICANT ACCOUNTING POLICIES - RETROSPECTIVE ADOPTION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Deferred policy acquisition costs	$ 218	$ 172
LIABILITIES [Abstract]
Current and deferred income taxes	143	129
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings	141	103
Total Shareholder's Equity	741	675
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired	(27)	(12)	41
Capitalization of deferred policy acquisition costs	(31)	(25)	(21)
Earnings (loss), before income taxes	44	76	(30)
Income tax (expense) benefit	(6)	1	11
Net Earnings (Loss)	38	77	(19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)	38	77	(19)
Change in deferred policy acquisition costs and value of business acquired	(58)	(37)	20
Change in current and deferred income taxes	(1)	15	(10)
Accounting Standards Update 2010-26 [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		172
LIABILITIES [Abstract]
Current and deferred income taxes		129
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		103
Total Shareholder's Equity		675
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		(12)	41
Capitalization of deferred policy acquisition costs		(25)	(21)
Earnings (loss), before income taxes		76	(30)
Income tax (expense) benefit		1	11
Net Earnings (Loss)		77	(19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		77	(19)
Change in deferred policy acquisition costs and value of business acquired		(37)	20
Change in current and deferred income taxes		15	(10)
Accounting Standards Update 2010-26 [Member] | As Previously Reported And Adjusted Herein [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		224
LIABILITIES [Abstract]
Current and deferred income taxes		147
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		137
Total Shareholder's Equity		709
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		(12)	43
Capitalization of deferred policy acquisition costs		(35)	(29)
Earnings (loss), before income taxes		86	(24)
Income tax (expense) benefit		(2)	9
Net Earnings (Loss)		84	(15)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		84	(15)
Change in deferred policy acquisition costs and value of business acquired		(47)	14
Change in current and deferred income taxes		18	(8)
Accounting Standards Update 2010-26 [Member] | Adjustment [Member]
ASSETS [Abstract]
Deferred policy acquisition costs		(52)
LIABILITIES [Abstract]
Current and deferred income taxes		(18)
SHAREHOLDER'S EQUITY [Abstract]
Retained earnings		(34)
Total Shareholder's Equity		(34)
BENEFITS AND OTHER DEDUCTIONS [Abstract]
Amortization of deferred policy acquisition costs and value of business acquired		0	(2)
Capitalization of deferred policy acquisition costs		10	8
Earnings (loss), before income taxes		(10)	(6)
Income tax (expense) benefit		3	2
Net Earnings (Loss)		(7)	(4)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Net Earnings (Loss)		(7)	(4)
Change in deferred policy acquisition costs and value of business acquired		10	6
Change in current and deferred income taxes		$ (3)	$ (2)